OTHER ASSETS (Tables)	12 Months Ended
Dec. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of other assets

(US $ millions)	Note	Dec 31, 2020	Dec 31, 2019
Defined benefit pension asset	11	$5	$4
Investment tax credit receivable		—	4
Other		1	1
		$6	$9